Consolidated Statements Of Stockholders Equity (USD $)	Common Stock [Member]	Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Stockholders' Equity, Beginning Balance at Jul. 31, 2011	$ 50,000	$ 57,767,000	$ (53,610,000)	$ 4,207,000
Beginning balance, Shares at Jul. 31, 2011	5,004,275
Issuance of common stock in a registered offering, net, shares	167,136
Issuance of common stock in a registered offering, net	2,000	947,000	0	949,000
Issuance Of Common Stock In A Private Placement, Net, Shares	575,125
Issuance Of Common Stock In A Private Placement, Net, Value	6,000	1,144,000	0	1,150,000
Net loss	0	0	(8,890,000)	(8,890,000)
Issuance of common stock upon exercise of stock options, shares	0
Share-based compensation expense - restricted stock	0	41,000	0	41,000
Share-based compensation expense - restricted stock, shares	6,852
Issuance of common stock upon exercise of stock options	0	1,036,000	0	1,036,000
Issuance Of Common Stock Under Purchase Plan, Value	7,000	1,712,000	0	1,719,000
Issuance Of Common Stock Under Purchase Plan, Shares	718,463
Issuance Of Common Stock Under Bridge Loan, Value	1,000	167,000	0	168,000
Issuance Of Common Stock Under Bridge Loan, Shares	55,503
Issuance of common stock for consulting agreements, shares	38,750
Issuance of common stock for consulting agreements	0	142,000	0	142,000
Commitment shares issued under purchase plan	1,000	295,000	0	296,000
Commitment shares issued under purchase plan, shares	78,451
Stockholders' Equity, Ending Balance at Jul. 31, 2012	67,000	63,251,000	(62,500,000)	818,000
Ending balance, Shares at Jul. 31, 2012	6,644,555
Issuance of common stock in a registered offering, net, shares	4,341,615
Issuance of common stock in a registered offering, net	43,000	4,184,000	0	4,227,000
Issuance Of Common Stock In A Private Placement, Net, Shares	1,183,333
Issuance Of Common Stock In A Private Placement, Net, Value	12,000	427,000	0	439,000
Net loss	0	0	(7,671,000)	(7,671,000)
Share-based compensation expense - stock options	0	701,000	0	701,000
Issuance of common stock upon exercise of stock options, shares	0
Share-based compensation expense - restricted stock	0	19,000	0	19,000
Share-based compensation expense - restricted stock, shares	0
Issuance of common stock for consulting agreements, shares	400,000
Issuance of common stock for consulting agreements	4,000	227,000	0	231,000
Warrants issued for note payable	0	245,000	0	245,000
Stockholders' Equity, Ending Balance at Jul. 31, 2013	$ 126,000	$ 69,054,000	$ (70,171,000)	$ (991,000)
Ending balance, Shares at Jul. 31, 2013	12,569,503